FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Derivatives	$ 11,399	$ 13,477
Investment securities, available for sale	840,468	913,601
Liabilities
Derivatives	11,916	14,431
Fair Value, Measurements, Recurring
Assets
Derivatives	11,399	13,477
Investment securities, available for sale	840,468	913,601
Total	851,867	927,078
Liabilities
Derivatives	13,662	14,431
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	8,406	7,976
Total	8,406	7,976
Liabilities
Derivatives	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	11,399	13,477
Investment securities, available for sale	832,062	905,625
Total	843,461	919,102
Liabilities
Derivatives	13,662	14,431
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Investment securities, available for sale	0	0
Total	0	0
Liabilities
Derivatives	$ 0	$ 0